Deferred Revenue	12 Months Ended
Dec. 31, 2017
Revenue Recognition and Deferred Revenue [Abstract]
Deferred Revenue

NOTE 11 – DEFERRED REVENUE

On July 18, 2016, upon the acquisition of Boxlight Group, the Company assumed a $761,622 future performance obligation for separately priced extended warranties sold by Boxlight Group based on preliminary measurement of the assets acquired and liabilities assumed.

Deferred revenue consisted of the following as of December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016

Balance, beginning of year	$767,726	$-
Assumed from Boxlight Group	-	761,622
Additions	1,070,528	259,744
Amortization	(535,537)	(253,640)
Balance, ending of year	1,302,717	767,726

Deferred revenue – short-term	1,127,423	495,603
Deferred revenue – long-term	$175,294	$272,123